Geographic Information - Schedule of Geographic Information for Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Rental income		$ 18,171
Finance income		20,368
SQN AIF V GP, LLC [Member]
Rental income	$ 18,171
Finance income	20,368
United States [Member]
Rental income		18,171
Finance income		$ 20,368
United States [Member] | SQN AIF V GP, LLC [Member]
Rental income	18,171
Finance income	$ 20,368